Premises and Equipment - Schedule of Premises and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 48,805	$ 42,192
Less: accumulated depreciation		(9,658)	(8,246)
Premises and equipment, net	$ 39,103	39,147	33,946
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		9,823	6,175
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		31,597	29,640
Furniture Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 7,385	$ 6,377